Business Combinations - Summary of Preliminary Allocation of Fair Value of Assets Acquired and Liabilities Assumed (Details) - Datum Consulting Group, LLC $ in Thousands	Jul. 01, 2022 CAD ($)
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date	$ 2,798
Fair value of acquired receivables	3,552
Unbilled Revenue Recognised As Of Acquisition Date	1,301
Prepaid Recognised As Of Acquisition Date	159
Current assets	7,810
Other assets recognized as of acquisition date	2
Property, plant and equipment recognised as of acquisition date	55
Right-of-Use Asset Recognized as of Acquisition Date	135
Identifiable intangible assets recognised as of acquisition date	24,070
Goodwill recognised as of acquisition date	13,696
Assets Acquired Recognised As Of Acquisition Date	45,768
Trade and other payables recognised as of acquisition date	4,255
Deferred Revenue Recognised As Of Acquisition Date	945
Current Portion of Lease Liabilities Recognized as of Acquisition Date	71
Current liabilities	5,271
Noncurrent Portion of Lease Liabilities Recognized as of Acquisition Date	64
Deferred tax liabilities recognised as of acquisition date	6,398
Liabilities Assumed As Of Acquisition Date	11,733
Identifiable assets acquired (liabilities assumed)	$ 34,035